Property Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 25, 2017	Feb. 27, 2016	Feb. 28, 2015
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 1,245.5	$ 1,096.2	$ 523.1
Amortization expense related to capitalized lease assets	144.5	137.1	45.5
Selling and administrative expenses
Property, Plant and Equipment [Line Items]
Fixed asset impairment charges	$ 39.5	$ 35.9	$ 227.7